Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [Line Items]
Profit/(loss) from equity accounted investments, related impairments and expenses	$ 147	$ 272	$ (2,104)
Funding provided during the period	(142)
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Profit/(loss) from equity accounted investments, related impairments and expenses	(509)
Funding provided during the period	(80)
Joint ventures [member] | Samarco dam failure [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Share of loss	(80)
Funding provided during the period	(80)
Other movements	(429)
Change in estimate	(560)
Exchange translation	$ 131